Securityholders Agreement	12 Months Ended
Dec. 31, 2011
Securityholders Agreement
Securityholders Agreement

17. Securityholders Agreement

        IPC and certain members of our management that acquired securities of Parent in 2007, at that time, entered into a securityholders agreement that governs certain relationships among, and contain certain rights and obligations of, such shareholders. The securityholders agreement, among other things:

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  limits the ability of the shareholders to transfer their securities in Parent, except in certain permitted transfers as defined therein;

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  provides for certain co-sale rights; and

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  provides for certain rights of first refusal with respect to transfers by shareholders other than to certain permitted transferees.